Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005545 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005545 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000005545 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005545 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005545 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005545 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005545 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005545 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005545 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005545 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005545 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005545 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005545 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005545 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005545 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005545 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005545 | Other
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000193183 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000193183 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000193183 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000193183 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193183 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193183 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000193183 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193183 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000193183 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193183 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000193183 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193183 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193183 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193183 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193183 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193183 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193183 | Other
Holdings [Line Items]
Percent of Net Asset Value	22.20%